Cash and Cash Equivalents and Restricted Cash (Details) - Schedule of cash and cash equivalents and restricted cash - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash And Cash Equivalents And Restricted Cash Abstract
Cash on hand	$ 471,408	$ 349,846
Cash in bank	6,459,231	12,378,937
Subtotal	6,930,639	12,728,783
Restricted cash – current		1,525,028
Restricted cash – non-current	1,300,005	1,600,000
Cash, cash equivalents, and restricted cash	$ 8,230,644	$ 15,853,811